S000005558 [Member] Investment Objectives and Goals - Nuveen Minnesota Intermediate Municipal Bond Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Minnesota Intermediate Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Fund is to provide maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.